Not FDIC Insured May Lose Value No Bank Guarantee
39142-Q1PH

Schedule of Investments
(unaudited)
Putnam Core Equity Fund 2
Notes to Schedule of Investments 9

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited), July 31, 2025
Putnam Core Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.6%
Aerospace & Defense 1.5%
a
Boeing Co. (The) ................................... United States 164,186 $ 36,423,022
Northrop Grumman Corp. ............................. United States 40,333 23,256,411
RTX Corp. ........................................ United States 161,012 25,370,661
85,050,094
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 83,045 18,559,727
Automobiles 1.9%
General Motors Co. .................................. United States 332,850 17,754,219
a
Tesla, Inc. ......................................... United States 283,558 87,412,425
105,166,644
Banks 5.2%
Bank of America Corp. ............................... United States 1,595,580 75,423,067
Citigroup, Inc. ...................................... United States 802,608 75,204,369
Fifth Third Bancorp .................................. United States 335,931 13,964,652
Five Star Bancorp ................................... United States 280,934 8,453,304
JPMorgan Chase & Co. ............................... United States 313,814 92,964,259
UMB Financial Corp. ................................. United States 235,012 25,848,970
291,858,621
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 881,489 59,844,288
b
Molson Coors Beverage Co., B ......................... United States 404,709 19,717,423
79,561,711
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 244,573 46,229,188
Amgen, Inc. ....................................... United States 67,869 20,028,142
a
Caris Life Sciences, Inc. .............................. United States 41,081 1,153,555
Regeneron Pharmaceuticals, Inc. ....................... United States 39,120 21,338,395
88,749,280
Broadline Retail 4.4%
a
Amazon.com, Inc. ................................... United States 982,837 230,091,970
eBay, Inc. ......................................... United States 180,416 16,553,168
246,645,138
Capital Markets 6.4%
Ameriprise Financial, Inc. ............................. United States 109,549 56,767,197
Bank of New York Mellon Corp. (The) .................... United States 539,216 54,703,463
BlackRock, Inc. ..................................... United States 32,923 36,413,167
Goldman Sachs Group, Inc. (The) ....................... United States 122,667 88,760,615
Jefferies Financial Group, Inc. .......................... United States 185,824 10,714,612
KKR & Co., Inc. ..................................... United States 112,902 16,549,175
Morgan Stanley ..................................... United States 118,705 16,910,714
c
Raymond James Financial, Inc. ......................... United States 388,471 64,925,158
TPG, Inc., A ....................................... United States 258,484 14,751,682
360,495,783
Chemicals 0.5%
DuPont de Nemours, Inc. ............................. United States 268,393 19,297,456
Eastman Chemical Co. ............................... United States 139,993 10,164,892
29,462,348

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 57,680 $ 12,836,684
Communications Equipment 1.1%
Cisco Systems, Inc. ................................. United States 908,981 61,883,426
Consumer Staples Distribution & Retail 2.5%
Casey's General Stores, Inc. ........................... United States 30,316 15,768,261
a,b
Guardian Pharmacy Services, Inc., A ..................... United States 565,245 11,813,620
Kroger Co. (The) .................................... United States 328,547 23,031,145
Target Corp. ....................................... United States 191,302 19,225,851
Walmart, Inc. ...................................... United States 711,471 69,709,929
139,548,806
Containers & Packaging 0.3%
Amcor plc ......................................... United States 1,712,611 16,012,913
Distributors 0.1%
LKQ Corp. ........................................ United States 150,367 4,431,316
Diversified Consumer Services 0.3%
ADT, Inc. .......................................... United States 1,015,780 8,481,763
Graham Holdings Co., B .............................. United States 11,373 10,851,889
19,333,652
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. ......................... United States 1,745,174 11,919,538
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................... United States 1,594,796 43,713,358
Electric Utilities 2.5%
Constellation Energy Corp. ............................ United States 65,436 22,761,258
NextEra Energy, Inc. ................................. United States 338,347 24,042,938
NRG Energy, Inc. ................................... United States 334,213 55,880,414
PG&E Corp. ....................................... United States 2,826,725 39,630,684
142,315,294
Entertainment 1.7%
Electronic Arts, Inc. .................................. United States 93,491 14,256,443
a
Netflix, Inc. ........................................ United States 20,293 23,527,704
Universal Music Group NV ............................ Netherlands 927,050 26,668,376
Walt Disney Co. (The) ................................ United States 284,249 33,856,898
98,309,421
Financial Services 5.3%
b
Apollo Global Management, Inc. ........................ United States 432,790 62,893,043
a
Berkshire Hathaway, Inc., B ............................ United States 221,910 104,714,891
Corebridge Financial, Inc. ............................. United States 639,222 22,730,734
Mastercard, Inc., A .................................. United States 194,232 110,026,601
300,365,269
Food Products 0.2%
Hershey Co. (The) .................................. United States 50,145 9,333,489
Ground Transportation 1.0%
Union Pacific Corp. .................................. United States 244,038 54,169,115
Health Care Equipment & Supplies 0.4%
Medtronic plc ...................................... United States 208,004 18,770,281

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Nyxoah SA ........................................ Belgium 285,338 $ 2,128,621
20,898,902
Health Care Providers & Services 2.5%
a
Ardent Health, Inc. .................................. United States 359,983 3,815,820
CVS Health Corp. ................................... United States 261,965 16,268,027
HCA Healthcare, Inc. ................................. United States 36,191 12,811,252
Humana, Inc. ...................................... United States 43,304 10,820,370
McKesson Corp. .................................... United States 63,269 43,879,582
a
Tenet Healthcare Corp. ............................... United States 144,553 23,313,508
UnitedHealth Group, Inc. .............................. United States 127,685 31,865,069
142,773,628
Hotels, Restaurants & Leisure 2.0%
a
First Watch Restaurant Group, Inc. ...................... United States 305,276 5,278,222
Hilton Worldwide Holdings, Inc. ......................... United States 130,809 35,067,277
McDonald's Corp. ................................... United States 109,307 32,799,751
b
Vail Resorts, Inc. .................................... United States 72,452 10,886,638
a,b
Viking Holdings Ltd. ................................. United States 513,177 30,133,753
114,165,641
Household Durables 0.7%
PulteGroup, Inc. .................................... United States 345,473 39,010,811
Household Products 0.7%
Procter & Gamble Co. (The) ........................... United States 273,902 41,214,034
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 129,886 28,880,152
Insurance 1.0%
American International Group, Inc. ...................... United States 135,882 10,548,520
Arch Capital Group Ltd. ............................... United States 328,904 28,305,478
Assured Guaranty Ltd. ............................... United States 195,206 16,510,523
55,364,521
Interactive Media & Services 7.2%
Alphabet, Inc., C .................................... United States 1,046,580 201,843,419
Meta Platforms, Inc., A ............................... United States 254,334 196,712,089
a
Pinterest, Inc., A .................................... United States 234,267 9,042,706
407,598,214
IT Services 1.3%
a
Gartner, Inc. ....................................... United States 57,635 19,518,093
a
GoDaddy, Inc., A .................................... United States 152,826 24,693,625
International Business Machines Corp. ................... United States 126,208 31,949,555
76,161,273
Life Sciences Tools & Services 0.5%
a
Bio-Rad Laboratories, Inc., A ........................... United States 33,669 8,146,215
Thermo Fisher Scientific, Inc. .......................... United States 46,777 21,876,667
30,022,882
Machinery 1.4%
Deere & Co. ....................................... United States 39,386 20,652,837
Otis Worldwide Corp. ................................ United States 571,705 48,989,401

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Snap-on, Inc. ...................................... United States 30,666 $ 9,849,613
79,491,851
Media 0.7%
a
Charter Communications, Inc., A ........................ United States 23,831 6,419,118
Comcast Corp., A ................................... United States 384,144 12,765,105
New York Times Co. (The), A ........................... United States 251,464 13,048,467
a
NIQ Global Intelligence plc ............................ United States 454,078 8,373,199
40,605,889
Metals & Mining 0.9%
c
Freeport-McMoRan, Inc. .............................. United States 703,904 28,325,097
Nucor Corp. ....................................... United States 175,480 25,105,924
53,431,021
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. .......................... United States 858,572 16,707,811
Office REITs 0.2%
Highwoods Properties, Inc. ............................ United States 371,795 10,785,773
Oil, Gas & Consumable Fuels 2.4%
a
Antero Resources Corp. .............................. United States 556,932 19,453,635
ConocoPhillips ..................................... United States 425,028 40,522,169
Exxon Mobil Corp. ................................... United States 520,803 58,142,447
Permian Resources Corp., A ........................... United States 1,053,098 14,911,868
133,030,119
Passenger Airlines 0.7%
Southwest Airlines Co. ............................... United States 1,230,286 38,052,746
Personal Care Products 0.3%
Kenvue, Inc. ....................................... United States 778,295 16,686,645
Pharmaceuticals 2.8%
AstraZeneca plc, ADR ................................ United Kingdom 196,614 14,370,517
Eli Lilly & Co. ...................................... United States 88,472 65,475,473
Johnson & Johnson ................................. United States 251,358 41,408,717
Merck & Co., Inc. ................................... United States 377,840 29,516,861
Royalty Pharma plc, A ................................ United States 233,555 8,594,824
159,366,392
Real Estate Management & Development 1.6%
a,c
CBRE Group, Inc., A ................................. United States 494,239 76,972,782
a
CoStar Group, Inc. .................................. United States 151,629 14,433,564
91,406,346
Semiconductors & Semiconductor Equipment 11.1%
Broadcom, Inc. ..................................... United States 449,682 132,071,604
Intel Corp. ......................................... United States 515,119 10,199,356
Lam Research Corp. ................................. United States 559,279 53,042,020
NVIDIA Corp. ...................................... United States 2,277,894 405,169,006
QUALCOMM, Inc. ................................... United States 183,217 26,888,927
627,370,913
Software 9.9%
a
Adobe, Inc. ........................................ United States 52,604 18,815,925
a
Fair Isaac Corp. .................................... United States 4,737 6,805,743
Microsoft Corp. ..................................... United States 746,713 398,371,385

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
NCR Voyix Corp. .................................... United States 421,672 $ 5,743,173
c
Oracle Corp. ....................................... United States 321,836 81,672,322
a
Palantir Technologies, Inc., A ........................... United States 47,418 7,508,640
Salesforce, Inc. ..................................... United States 165,709 42,807,606
561,724,794
Specialized REITs 0.7%
Gaming and Leisure Properties, Inc. ..................... United States 814,918 37,143,962
Specialty Retail 1.6%
Best Buy Co., Inc. ................................... United States 253,427 16,487,961
a,b
Floor & Decor Holdings, Inc., A ......................... United States 41,312 3,166,152
Home Depot, Inc. (The) ............................... United States 57,370 21,084,049
Lowe's Cos., Inc. .................................... United States 217,522 48,631,393
89,369,555
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. ........................................ United States 1,381,048 286,664,133
Textiles, Apparel & Luxury Goods 0.1%
a
Lululemon Athletica, Inc. .............................. United States 27,420 5,498,533
Trading Companies & Distributors 0.6%
United Rentals, Inc. .................................. United States 35,662 31,487,406
Total Common Stocks (Cost $2,716,375,098) ..................................
5,454,635,574
Management Investment Companies 1.6%
Capital Markets 1.6%
b
Industrial Select Sector SPDR Fund ..................... United States 282,032 42,871,684
a,b
iShares Expanded Tech-Software Sector ETF .............. United States 438,925 49,010,366
91,882,050
Total Management Investment Companies (Cost $62,898,240) ..................
91,882,050
Total Long Term Investments (Cost $2,779,273,338) ...........................
5,546,517,624
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Equity Options 0.0%
†
CBRE Group, Inc., Counterparty GSCO, August Strike Price
$140.00, Expires 8/15/25 ............................ 17,298,400 2,694,052,816 16,722
Total Options Purchased (Cost $259,476) ....................................
16,722
Short Term Investments 4.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
d,e
U.S. Treasury Bills, 4.21%, 10/02/25 ..................... United States 15,600,000 15,485,976
Total U.S. Government and Agency Securities (Cost $15,491,102) ...............
15,485,976

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 1.3%
f,g
Putnam Short Term Investment Fund, Class P, 4.558% ....... United States 75,574,882 $ 75,574,882
Total Management Investment Companies (Cost $75,574,882) ..................
75,574,882
Investments from Cash Collateral Received for
Loaned Securities 3.0%
Money Market Funds 3.0%
f,g
Putnam Cash Collateral Pool, LLC, 4.589% ................ United States 169,768,180 169,768,180
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $169,768,180) ........................................................
169,768,180
Total Short Term Investments (Cost $260,834,164 ) .............................
260,829,038
a
Total Investments (Cost $3,040,366,978) 102.8% ..............................
$5,807,363,384
Options Written (0.0)%
†
....................................................
(1,745,090)
Other Assets, less Liabilities (2.8)% .........................................
(157,592,296)
Net Assets 100.0% .........................................................
$5,648,025,998
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
CBRE Group, Inc., Counterparty GSCO, August Strike Price
$155.00, Expires 8/15/25 ............................ 19,151,800 2,982,701,332 (471,249)
Freeport-McMoRan, Inc., Counterparty CITI, September Strike
Price $50.00, Expires 9/19/25 ......................... 8,757,050 352,383,692 (34,935)
Oracle Corp., Counterparty MSCO, September Strike Price
$260.00, Expires 9/19/25 ............................ 16,733,860 4,246,551,652 (940,979)
Raymond James Financial, Inc., Counterparty MSCO, September
Strike Price $170.00, Expires 9/19/25 ................... 11,867,530 1,756,394,440 (297,927)
(1,745,090)
Total Options Written (Premiums received $1,441,999) .........................
$ (1,745,090)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2025.
c
A portion or all of the security is held in connection with written option contracts open at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the value of this security pledged amounted to $4,291,701, representing 0.1% net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2025, the Fund had the following futures contracts outstanding.
See A bbreviations on page 12 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 139 $ 15,430,390 9/19/25 $ (275,703)
S&P 500 E-Mini Index ......................... Long 90 28,684,125 9/19/25 120,842
Total Futures Contracts ...................................................................... $(154,861)
*
As of period end.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 4.163% . $20,826,707 $— $(20,826,707) $— $— $— — $11
Putnam Short Term Investment
Fund, Class P, 4.558% ...... 197,369,048 105,488,488 (227,282,654) — — 75,574,882 75,574,882 1,898,450
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.589% ............. $91,911,951 $357,763,164 $(279,906,935) $— $— $169,768,180 169,768,180 $1,456,979
Total Affiliated Securities ... $310,107,706 $463,251,652 $(528,016,296) $— $— $245,343,062 $3,355,440
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 85,050,094 $ — $ — $ 85,050,094
Air Freight & Logistics ................... 18,559,727 — — 18,559,727
Automobiles .......................... 105,166,644 — — 105,166,644
Banks ............................... 291,858,621 — — 291,858,621
Beverages ........................... 79,561,711 — — 79,561,711
Biotechnology ......................... 88,749,280 — — 88,749,280
Broadline Retail ....................... 246,645,138 — — 246,645,138
Capital Markets ........................ 360,495,783 — — 360,495,783
Chemicals ........................... 29,462,348 — — 29,462,348
Commercial Services & Supplies ........... 12,836,684 — — 12,836,684
Communications Equipment .............. 61,883,426 — — 61,883,426
Consumer Staples Distribution & Retail ...... 139,548,806 — — 139,548,806
Containers & Packaging ................. 16,012,913 — — 16,012,913
Distributors ........................... 4,431,316 — — 4,431,316
Diversified Consumer Services ............ 19,333,652 — — 19,333,652
Diversified REITs ...................... 11,919,538 — — 11,919,538
Diversified Telecommunication Services ..... 43,713,358 — — 43,713,358
Electric Utilities ........................ 142,315,294 — — 142,315,294
Entertainment ......................... 71,641,045 26,668,376 — 98,309,421
Financial Services ...................... 300,365,269 — — 300,365,269
Food Products ........................ 9,333,489 — — 9,333,489
Ground Transportation .................. 54,169,115 — — 54,169,115
Health Care Equipment & Supplies ......... 20,898,902 — — 20,898,902
Health Care Providers & Services .......... 142,773,628 — — 142,773,628
Hotels, Restaurants & Leisure ............. 114,165,641 — — 114,165,641
Household Durables .................... 39,010,811 — — 39,010,811
Household Products .................... 41,214,034 — — 41,214,034
Industrial Conglomerates ................ 28,880,152 — — 28,880,152
Insurance ............................ 55,364,521 — — 55,364,521
Interactive Media & Services .............. 407,598,214 — — 407,598,214
IT Services ........................... 76,161,273 — — 76,161,273
Life Sciences Tools & Services ............ 30,022,882 — — 30,022,882
Machinery ............................ 79,491,851 — — 79,491,851
Media ............................... 40,605,889 — — 40,605,889
Metals & Mining ....................... 53,431,021 — — 53,431,021
Mortgage Real Estate Investment Trusts
(REITs) ............................ 16,707,811 — — 16,707,811
Office REITs .......................... 10,785,773 — — 10,785,773
Oil, Gas & Consumable Fuels ............. 133,030,119 — — 133,030,119
Passenger Airlines ..................... 38,052,746 — — 38,052,746
Personal Care Products ................. 16,686,645 — — 16,686,645
Pharmaceuticals ....................... 159,366,392 — — 159,366,392
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Real Estate Management & Development .... $ 91,406,346 $ — $ — $ 91,406,346
Semiconductors & Semiconductor Equipment . 627,370,913 — — 627,370,913
Software ............................. 561,724,794 — — 561,724,794
Specialized REITs ...................... 37,143,962 — — 37,143,962
Specialty Retail ........................ 89,369,555 — — 89,369,555
Technology Hardware, Storage & Peripherals . 286,664,133 — — 286,664,133
Textiles, Apparel & Luxury Goods .......... 5,498,533 — — 5,498,533
Trading Companies & Distributors .......... 31,487,406 — — 31,487,406
Management Investment Companies ......... 91,882,050 — — 91,882,050
Options Purchased ....................... — 16,722 — 16,722
Short Term Investments ................... 75,574,882 185,254,156 — 260,829,038
Total Investments in Securities ........... $5,595,424,130 $211,939,254
a
$— $5,807,363,384
Other Financial Instruments:
Futures Contracts ....................... $120,842 $— $— $120,842
Total Other Financial Instruments ......... $120,842 $— $— $120,842
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $1,745,090 $— $1,745,090
Futures Contracts ........................ 275,703 — — 275,703
Total Other Financial Instruments ......... $275,703 $1,745,090 $— $2,020,793
a
Includes foreign securities valued at $26,668,376, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.